Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 13,137	$ 16,520	$ 14,605
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,856	2,767	996
Write-down of obsolete inventory	3,170	219	1,029
Change in liability for employees' severance benefits, net	126	(112)	(86)
Discount on marketable securities, net	358	561	758
Share-based compensation expense	1,550	1,998	1,266
Deferred taxes income	(260)	(907)	(219)
Capital gain		(3)
Changes in assets and liabilities:
Accounts receivable - trade	(4,007)	(4,850)	(3,248)
Accounts receivable - other	(1,832)	127	188
Accounts receivable - related parties	56	(83)	(6)
Inventories	(21,426)	(939)	3,416
Trade accounts payable	1,809	234	1,321
Other accounts payable and accrued expenses	1,098	853	649
Contingent consideration adjustments	(334)	(3,090)	45
Accounts payable - related parties	(8)	(8)	(30)
Net cash provided by (used in) operating activities	(2,707)	13,287	20,684
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net		4,000	(1,000)
Sale of property, plant and equipment		19
Purchase of property, plant and equipment	(1,441)	(2,984)	(1,858)
Investment in intangible assets			(100)
Proceeds from maturity of marketable securities	8,575	15,100	14,750
Purchases of marketable securities		(12,935)	(11,740)
Business acquisition, net of acquired cash (see Note 3)		(10,000)	(10,048)
Net cash provided by (used in) investing activities	7,134	(6,800)	(9,996)
Cash flows from financing activities
Exercise of options	952	943	1,353
Dividend	(7,312)	(7,274)	(7,183)
Payment made in connection with contingent consideration	(4,463)
Net cash used in financing activities	(10,823)	(6,331)	(5,830)
Effect of exchange rate changes on cash balances held	135	132	35
Increase (decrease) in cash and cash equivalents	(6,261)	288	4,893
Cash and cash equivalents at beginning of year	18,178	17,890	12,997
Cash and cash equivalents at end of year	11,917	18,178	17,890
Supplementary cash flow information Non-cash transactions:
Investments in PPE and intangible assets	39	72	87
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 4,648	$ 4,487	$ 1,277